As filed with the Securities and Exchange Commission on December 23, 1998.

                                                                     File Nos.
                                                                      33-88924
                                                                      811-8962
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No. 5                             (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  7                                           (X)

                     FRANKLIN TEMPLETON MONEY FUND TRUST
              (Exact Name of Registrant as Specified in Charter)

            777 MARINERS ISLAND BLVD., SAN MATEO, CALIFORNIA 94404
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

       HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA. 94404
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[x]  on January 1, 1999 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Money Market Portfolios (the Master Fund) has executed this registration statement.


Title of Securities being registered:

Shares of Beneficial Interest:

     Franklin Templeton Money Fund - Class B
     Franklin Templeton Money Fund - Class C


The Registrant's statement of additional information dated November 1, 1998, as filed with the Securities and Exchange Commission under Form Type 497 on November 3, 1998 (File Nos. 33-88924 and 811-8962) is hereby incorporated by reference.

PROSPECTUS


FRANKLIN
TEMPLETON
MONEY FUND

INVESTMENT STRATEGY

INCOME

CLASS B & C

NOVEMBER 1, 1998  AS AMENDED JANUARY 1, 1999


FRANKLIN TEMPLETON MONEY FUND TRUST

Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the fund invests and the services available to shareholders.

To learn more about the fund and its policies, you may request a copy of the fund's Statement of Additional Information ("SAI"), dated November 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/DIAL BEN.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Unlike most funds that invest directly in securities, the fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (the "Portfolio"). The Portfolio is a series of The Money Market Portfolios ("Money Market"). Its investment goal is the same as the fund's.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


FRANKLIN TEMPLETON MONEY FUND

November 1, 1998
as amended January 1, 1999


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS

ABOUT THE FUND


Expense Summary .....................................................    2

Financial Highlights ................................................    3

How Does the Fund Invest Its Assets? ................................    4

What Are the Risks of Investing in the Fund? ........................    7

Who Administers the Fund? ...........................................    8

How Taxation Affects the Fund and Its Shareholders ..................    11

How Is the Trust Organized? .........................................    12

ABOUT YOUR ACCOUNT

How Do I Buy Shares? ................................................    13

May I Exchange Shares for Shares of Another Fund? ...................    14

How Do I Sell Shares? ...............................................    16

What Distributions Might I Receive From the Fund? ...................    19

Transaction Procedures and Special Requirements .....................    20

Services to Help You Manage Your Account ............................    23

What If I Have Questions About My Account? ..........................    25

GLOSSARY

Useful Terms and Definitions ........................................    26


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN


ABOUT THE FUND


EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the fund. It is based on the fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1998. The fund's actual expenses may vary.


                                                 CLASS B1    CLASS C2
-------------------------------------------------------------------------
A. SHAREHOLDER TRANSACTION EXPENSES3
   Deferred Sales Charge4 ..............           4.00%     1.00%
   Exchange Fee (per transaction)5......           None      None

B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Management and Administration Fees6..           0.60%     0.60%
   Rule 12b-1 Fees7 ....................           0.46%     0.46%
   Other Expenses of the Fund and the Portfolio    0.39%     0.39%
                                                 ---------------------
   Total Fund Operating Expenses6.......           1.45%     1.45%
                                                 =====================


C. EXAMPLE


      Assume the fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in the fund.

                                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
  CLASS B

  Assuming you sold your
  shares at the end of the period....     $548     $759      $992      $1,611
  Assuming you stayed in the fund....     $148     $459      $792      $1,611

  CLASS C ...........................     $248 8   $459      $792      $1,735

  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of the fund and are not directly charged to your account.

1. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class C for the fiscal year ended June 30, 1998. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
2. Before January 1, 1999, Class C shares were designated Class II.
3. If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
4. A Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
5. There is a $5 fee for exchanges by Market Timers.
6. For the period shown, Advisers had agreed in advance to limit its management and administration fees. With this reduction, management fees of the Portfolio were 0.14% and administration fees of the fund were 0.26%. Total fund operating expenses were 1.25%.
7. These fees may not exceed 0.65%. The Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc. It is estimated, however, that this would take a substantial number of years.
8. For the same Class C investment, you would pay projected expenses of $148 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


FINANCIAL HIGHLIGHTS

This table summarizes the fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the fund's independent auditor. The audit report covering the periods shown below appears in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1998. The Annual Report to Shareholders also includes more information about the fund's performance. For a free copy, please call Fund Information.


                                                                  YEAR ENDED JUNE 30,
                                                  --------------------------------------------------
                                                      1998          1997        1996         1995*
                                                  --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .......          $1.00        $1.00       $1.00        $1.00
                                                  --------------------------------------------------
Income from investment operations -
net investment income ......................            .043         .042        .039         .007
Less distributions from net
investment income ..........................           (.043)       (.042)      (.039)       (.007)
                                                  --------------------------------------------------
Net asset value, end of period .............          $1.00        $1.00       $1.00        $1.00
                                                  ==================================================
Total return** .............................           4.43%        4.29%       3.96%        0.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........        $38,538    $9,724      $4,510         $152
Ratio to average net assets:
 Expenses1 .................................           1.25%        1.25%       1.40%        1.83%***
 Expenses excluding waiver and
payments by affiliate1 .....................           1.45%        1.59%       2.67%        1.84%***
 Net investment income .....................           4.39%        4.26%       4.00%        4.42%***

*For the period April 13, 1995 (effective date) to June 30, 1995.
**Total return is not annualized.
***Annualized.
1The expense ratio includes the fund's share of the Portfolio's allocated expenses.

HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?

The investment goal of the fund is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital, and liquidity. This goal is fundamental, which means that it may not be changed without shareholder approval. The fund also tries to maintain a stable Net Asset Value of $1 per share.

THE FUND'S INVESTMENT IN THE PORTFOLIO

The fund seeks to achieve its investment goal by investing all of its assets in the Portfolio. The Portfolio has the same investment goal as the fund and, it too, is fundamental. The fund's investment policies are also substantially similar to the Portfolio's except the fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund. The fund buys shares of the Portfolio at Net Asset Value. An investment in the fund is an indirect investment in the Portfolio.

It is possible that the fund may have to withdraw its investment in the Portfolio and subsequently invest in another open-end management investment company with the same investment goal and substantially similar policies. This could happen if the Portfolio changes its investment goal or if the Board, at any time, considers it in the fund's best interest.

The fund's structure, where it invests all of its assets in the Portfolio, is sometimes called a "Master/Feeder" structure. You will find more detailed information about this structure and the potential risks associated with it in the SAI.

WHAT KINDS OF SECURITIES DOES THE PORTFOLIO BUY?

The Portfolio seeks to achieve its investment goal by investing in high-quality, short-term money market securities of domestic and foreign issuers, including U.S. government securities and repurchase agreements. Because the Portfolio limits its investments to high-quality securities, it will generally earn lower yields than a portfolio with lower quality securities that are subject to greater risk. Accordingly, the yield to shareholders in the Portfolio, and thus the fund, will likely be relatively lower.

QUALITY, MATURITY AND DIVERSIFICATION STANDARDS. The Portfolio, like all money funds, follows SEC guidelines on the quality, maturity and diversification of its investments. These guidelines are designed to help reduce a money fund's risks so that it is more likely to keep its share price at $1.

o The Portfolio only buys securities that Advisers determines present minimal credit risks and that are rated in one of the top two short-term rating categories or that are comparable unrated securities in Advisers' opinion.

o The Portfolio only buys securities with remaining maturities of 397 calendar days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less.

o Generally, the Portfolio may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities.

More information about the Portfolio's diversification policies, and details of the credit quality ratings are included in the SAI.

U.S. GOVERNMENT SECURITIES include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government. Some of these securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal National Mortgage Association, are supported only by the credit of the instrumentality.

BANK OBLIGATIONS, or instruments secured by bank obligations, include fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes and bankers' acceptances. The Portfolio will invest in these obligations or instruments issued by banks and savings institutions with assets of at least $1 billion. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. The Portfolio may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

The Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Portfolio may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

COMMERCIAL   PAPER  typically   refers  to  short-term   obligations  of  banks,
corporations and other borrowers with maturities of up to 270 days. The Portfolio may invest in commercial paper of domestic or foreign issuers.

ASSET-BACKED SECURITIES are typically commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases, it may be provided by a third party through a letter of credit or insurance guarantee.

CORPORATE OBLIGATIONS may include fixed, floating and variable rate bonds, debentures or notes.

STRIPPED SECURITIES are the separate income and principal components of a debt security. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

The Portfolio only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

WHAT ARE SOME OF THE PORTFOLIO'S OTHER INVESTMENT STRATEGIES AND PRACTICES?

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Portfolio assumes the risk that the value of the security at delivery may be more or less than the purchase price.

REPURCHASE AGREEMENTS. The Portfolio will generally have a portion of its assets in cash or cash equivalents. To earn income on this portion of its assets, the
Portfolio may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the Portfolio agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Portfolio's custodian securities with an initial value of at least 102% of the dollar amount invested by the Portfolio in each repurchase agreement.

PORTFOLIO TRADING. The Portfolio may actively trade securities in its portfolio, without any limits, if Advisers believes that yields can be increased by doing so. Advisers considers current market conditions, cash requirements and its revised evaluations of a security when determining whether or not to hold securities until maturity. The yield on some securities held by the Portfolio may decline if the securities are sold before maturity.

OTHER POLICIES AND RESTRICTIONS. The fund and the Portfolio have a number of additional investment policies and restrictions that govern their activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board or the Board of Trustees of Money Market alone. For a list of these restrictions and more information about the fund's and the Portfolio's investment policies, including those described above, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund or the Portfolio makes an investment. In most cases, the fund and the Portfolio are not required to sell a security because circumstances change and the security no longer meets one or more of the fund's or the Portfolio's policies or restrictions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Like all investments, an investment in the fund involves risk. The risks of the fund are basically the same as those of other investments in money market securities. The short duration and high credit quality of the securities in which the Portfolio, and thus the fund, invests may help reduce the risks detailed below.

There is no assurance that the fund or the Portfolio will meet its investment goal. Although the fund tries to maintain a stable share price of $1, there is no assurance that it will be able to do so.

INTEREST RATE RISK is the risk that changes in interest rates can reduce the value of a security. Generally when interest rates rise, the value of a security falls. The opposite is also true: security prices rise when interest rates fall.

INCOME RISK is the risk that the Portfolio's, and thus the fund's, income will decrease due to falling interest rates. Since the fund can only distribute what it earns, the fund's distributions to its shareholders may decline when interest rates fall.

CREDIT RISK is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value.

MARKET RISK is the risk that a security's value will be reduced by market activity or the results of supply and demand. This a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers, prices tend to rise.

FOREIGN SECURITIES. Investments in securities of foreign issuers, including obligations of foreign branches of U.S. and foreign banks and obligations of U.S. branches of foreign banks, involve special risks. These risks include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions that may affect the payment of principal or interest on securities held by the Portfolio. In addition, there may be less publicly available information about foreign issuers.


YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.


WHO ADMINISTERS THE FUND?


THE BOARD. The Board oversees the management of the fund and elects its officers. The officers are responsible for the fund's day-to-day operations. The Board also monitors the fund to ensure no material conflicts exist among the fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.


The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the fund and Money Market having substantially the same boards. These procedures call for an annual review of the fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures to Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.


INVESTMENT MANAGER AND ADMINISTRATOR. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles
B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $208 billion in assets. Advisers is also the administrator of the fund. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the fund's Code of Ethics.


MANAGEMENT FEES. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that the fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by the fund depends on the fund's proportionate share of the Portfolio's net assets.


During the fiscal year ended June 30, 1998, the fund's proportionate share of the Portfolio's management fees, before any advance waiver, totaled 0.15% of the average daily net assets of the fund. The fund's administration fees, before any advance waiver, totaled 0.45%. Total operating expenses, including fees paid to Advisers before any advance waiver, were 1.45% for Class C. Under an agreement by Advisers to limit its fees, the fund paid a proportionate share of the Portfolio's management fees totaling 0.14% and administration fees totaling 0.26%. Total expenses were 1.25% for Class C. Advisers may end this arrangement at any time upon notice to the Board.


PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Portfolio Buy Securities for Its Portfolio?" in the SAI for more information.


YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

THE RULE 12B-1 PLANS

Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Under the Class B plan, the fund pays Distributors up to 0.50% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

The fund may also pay a servicing fee of up to 0.15% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase.

The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

Under the Class C plan, the fund may pay Distributors up to 0.50% per year of Class C's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class C expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class C shares that are exchanged for shares of the fund, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

The fund may also pay a servicing fee of up to 0.15% per year of Class C's average daily net assets under the Class C plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.


HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

TAXATION OF THE FUND. As a regulated investment company, the fund generally pays no federal income tax on the income and gains that it distributes to you.

DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January of each year that reflects the amount of ordinary dividends you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the following year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the fund's distributions will qualify for the corporate dividends-received deduction.

REDEMPTIONS AND EXCHANGES. Because the fund expects to maintain a $1.00 Net Asset Value per share, you should not have any gain or loss on the redemption or exchange of fund shares.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends that you receive from the fund will generally be subject to state and local income tax. It is anticipated that no portion of the fund's distributions will qualify for exemption from state and local income tax as dividends paid from interest earned on direct obligations of the U.S. Government. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the fund is required to withhold 31% of all taxable distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The fund is also required to begin backup withholding on your account if the IRS instructs the fund to do so. The fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current Net Asset Value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.


THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI.


HOW IS THE TRUST ORGANIZED?


The fund is a no-load, diversified series of the Franklin Templeton Money Fund Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 30, 1995, and is registered with the SEC. The fund offers two classes of shares:
Franklin Templeton Money Fund - Class B and Franklin Templeton Money Fund - Class C. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board to consider the removal of a Board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member. A special meeting may also be called by the Board in its discretion.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


You may acquire shares of the fund only in exchange for Class B or C shares of other Franklin Templeton Funds sold subject to a Contingent Deferred Sales Charge or through the reinvestment of dividends. Shares of the fund may not be purchased directly from the fund or Distributors.


You may acquire fund shares without a front-end sales charge. A Contingent Deferred Sales Charge may apply, however, if you sell your shares within the Contingency Period. See "How Do I Sell Shares? - Contingent Deferred Sales Charge." Redemption drafts (checks) may not be written on fund accounts.

The fund's minimum investments are:

   o To open a regular, non-retirement account ................   $ 1,000

   o To open an IRA, IRA Rollover, Roth IRA, or Education IRA .   $   250*

   o To open a custodial account for a minor
   (an UGMA/UTMA account) .....................................   $   100

   o To add to an account .....................................   $    50**

*For all other retirement accounts, there is no minimum investment requirement. **For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

   For purchases by broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs, the minimum initial investment is $250. The minimum initial investment is $100 for officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies.

   We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

If the fund receives your order in proper form before 3:00 p.m. Pacific time, we will credit the purchase to your account that day. Orders received after 3:00 p.m. will be credited the following business day.

The investment authority of certain investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the fund on arbitrage rebate calculations.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class B or C shares.


METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 Send us signed written instructions

------------------------------------------------------------------------------
BY PHONE                Call Shareholder Services or TeleFACTS(R)

                        - If you do not want the  ability  to  exchange  by
                          phone to apply to your account, please let us know.
------------------------------------------------------------------------------

THROUGH YOUR DEALER     Call your investment representative
------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You will not pay a front-end sales charge on exchanges. We also will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.


For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased.


For more information about the Contingent Deferred Sales Charge, please see "How Do I Sell Shares?"


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.

o  You may only exchange shares within the same class.


o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Franklin Templeton Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o  The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
   (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5. Some of our funds do not allow investments by Market Timers.


Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.


If retirement plan assets are only temporarily invested in the fund pending final allocation or investment instructions involving Class C shares, fund shares may be exchanged for Class C shares of another Franklin Templeton Fund. The time the shares are held in the fund will not count, however, towards the Contingency Period for purposes of the Contingent Deferred Sales Charge on Class C shares. This privilege is not available to retirement plan assets that were previously subject to a sales charge in another Franklin Templeton Fund.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD            STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL            1. Send us signed written instructions.  If you would
                      like your redemption proceeds wired to a bank account, complete the "Wire Redemption Privilege" section of the revision form and send it to us or include the following information in your instructions:

                      o The name, address and telephone number of the bank
                        where you want the proceeds sent

                      o Your bank account number

                      o The Federal Reserve ABA routing number

                      o If you are using a savings and loan or credit union,
                        the name of the corresponding bank and the account number

                  2.  Provide a signature guarantee if required


                  3. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.
------------------------------------------------------------------------------


BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, complete the "Wire Redemption Privilege" section of the revision form and send it to us or send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                  Telephone requests will be accepted:


                  o If the request is $100,000 or less. Institutional
                    accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.


                  o Unless the address on your account was changed by phone
                    within the last 15 days

                  - If you do not want the  ability  to  redeem by phone to
                    apply to your account, please let us know.
------------------------------------------------------------------------------
THROUGH
YOUR DEALER       Call your investment representative
------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 3:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 3:00 p.m. Pacific time, the payment will be sent the second business day. You may have redemption proceeds wired to an escrow account the same day, if we receive your request in proper form before 9:00 a.m. Pacific time. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


FRANKLIN TEMPLETON TRUST COMPANY RETIREMENT PLAN ACCOUNTS

Before you can sell shares in a Franklin Templeton Trust Company retirement plan, you may need to complete additional forms. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.


CONTINGENT DEFERRED SALES CHARGE


For Class B shares, a Contingent Deferred Sales Charge may apply if you sell your shares within six years from the date of purchase of the Class B shares that were exchanged for shares of the fund, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.


                                    THIS % IS DEDUCTED
IF YOU SELL YOUR CLASS B            FROM YOUR PROCEEDS AS A
SHARES WITHIN THIS MANY             CONTINGENT DEFERRED
YEARS AFTER BUYING THEM             SALES CHARGE
-------------------------------------------------------------
1 Year ......................       4
2 Years .....................       4
3 Years .....................       3
4 Years .....................       3
5 Years .....................       2
6 Years .....................       1
7 Years......................       0

For Class C shares, a Contingent Deferred Sales Charge may apply if you sell the shares within 18 months from the date of purchase of the Class C shares that were exchanged for shares of the fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

For each class, we will first redeem any shares in your account that are not subject to a Contingent Deferred Sales Charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Account fees

o Redemptions by the fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner


o Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

o Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

o Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o Participant   initiated   distributions   from  employee   benefit  plans  or
  participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The fund typically pays income dividends each day that its Net Asset Value is calculated. Your account may begin to receive dividends on the day after we receive your investment and will continue to receive dividends through the day we receive a request to sell your shares.


The amount of these dividends will vary, depending on changes in the fund's net investment income, and there is no guarantee the fund will pay dividends. The fund does not pay "interest" or guarantee any amount of dividends or return on an investment in its shares.

DIVIDEND OPTIONS


You may reinvest your dividends in an existing account in the fund or in shares of another Franklin Templeton Fund, without any sales charges. Dividends may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) you may reinvest your distributions in shares of any other Franklin Templeton money fund. You can also have your dividends deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer. Please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

Please indicate on your revision form the dividend option you have chosen, otherwise we will reinvest your dividends in the same share class of the fund. If you choose not to reinvest your dividends in the fund, the fund will distribute dividends paid during the month as directed on the last business day of each month.

To change your dividend option, please notify us by mail or phone and allow at least seven days for the new option to be processed. To send your dividends to another person or to a bank account, please send written instructions with a signature guarantee. For Franklin Templeton Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund.

HOW AND WHEN SHARES ARE PRICED


The fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class at 3:00 p.m. Pacific time.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the fund's assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The fund's name,


o The class of shares,


o A description of the request,

o For exchanges, the name of the fund you are exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT  ACCOUNTS.  For accounts  with more than one  registered  owner,  the fund accepts  written  instructions  signed by only one owner  for  transactions  and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.


Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:


1)  You wish to sell over $100,000 worth of shares,


2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)  We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association.
A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless all owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT      DOCUMENTS REQUIRED
------------------------------------------------------------------------------

CORPORATION          Corporate Resolution
------------------------------------------------------------------------------

PARTNERSHIP          1. The pages from the partnership agreement that
                        identify the general partners, or

                     2. A certification for a partnership agreement
------------------------------------------------------------------------------

TRUST                1. The pages from the trust document that identify the
                        trustees, or

                     2. A certification for trust
------------------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.

KEEPING YOUR ACCOUNT OPEN


Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

CUMULATIVE QUANTITY DISCOUNTS

You may include the cost or current value (whichever is higher) of your fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the revision form included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Shares sold under the plan may be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS

You may choose to have distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:


o  obtain information about your account;

o  obtain price and performance information about any Franklin Templeton Fund;


o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and


o request duplicate statements and deposit slips for Franklin Templeton accounts.


You will need the code number for each class to use TeleFACTS. The code number is 311 for Class B and 511 for Class C.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the fund will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the fund's financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

Special procedures have been designed for banks and other institutions that would like to open multiple accounts in the fund. Please see the SAI for more information.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                             HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------------
Shareholder Services       1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                          (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services   1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS

ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the fund's administrator

BOARD - The Board of Trustees of the Trust


CLASS B AND CLASS C - The fund offers two classes of shares, designated "Class B" and "Class C." The two classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - The period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The period is calculated from the date of purchase of the Class B or C shares that were exchanged for shares of the fund. For example, if you originally purchased your shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRA - Individual retirement account or annuity qualified under section 408 of the Code


IRS - Internal Revenue Service

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

FGF09/98    511 P 01/99


511*SA


                        SUPPLEMENT DATED JANUARY 1, 1999
                   TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                          FRANKLIN TEMPLETON MONEY FUND
                             DATED NOVEMBER 1, 1998

The Statement of Additional Information is amended as follows:


   I.As of  January  1,  1999,  Franklin  Templeton  Money  Fund  II is  renamed
     Franklin Templeton Money Fund. The fund offers two classes of shares: Class B and Class C. Before January 1, 1999, Class C shares were considered Class II shares. The fund began offering Class B shares on January 1, 1999.

   II. The following is added to the "Officers and Trustees" section:

     As of November 25, 1998, the officers and Board members did not own of record or beneficially any shares of the fund.

   III. In the section "The Rule 12b-1 Plan," found under "The Fund's Underwriter,"

     (a) the first sentence is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) the second and third paragraphs only apply to the fund's Class C plan. The remaining paragraphs apply to both the fund's Class B and C plans.

     (c) and the following paragraphs are added after the third paragraph:

     Under the Class B plan, the fund pays Distributors up to 0.50% per year of the class's average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund may also pay a servicing fee of up to 0.15% per year of the class's average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

   IV. Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.


                 Please keep this supplement for future reference.




                        FRANKLIN TEMPLETON MONEY FUND
                     Franklin Templeton Money Fund Trust
                              File Nos. 33-88924
                                   811-8962

                                  FORM N- 1A

                                    PART C
                              OTHER INFORMATION

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

a) Audited Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated June 30, 1998 as filed with the SEC electronically on form type N-30D on August 20, 1998

      Franklin Templeton Money Fund Trust

      (i)   Financial Highlights

      (ii)  Statement of Investments, June 30, 1998

      (iii) Statement of Assets and Liabilities - June 30, 1998

      (iv)  Statement of Operations for the year ended June 30, 1998

      (v) Statements of Changes in Net Assets - for the years ended June 30, 1998 and 1997

      (vi)  Notes to Financial Statements

      (vii) Independent Auditor's Report

      The Money Market Portfolios

      (i)   Financial Highlights

      (ii)  Statement of Investments - June 30, 1998

      (iii) Statements of Assets and Liabilities - June 30, 1998

      (iv)  Statements of Operations for the year ended June 30, 1998

      (v) Statements of Changes in Net Assets for the years ended June 30, 1998 and 1997

      (vi)  Notes to Financial Statements

      (vii) Independent Auditor's Report

b) Exhibits

    The following exhibits are incorporated by reference herein, except exhibits 6(ii), 8(v), 11(i), 15(ii) and 18(i) which are attached.

    (1)     copies of the charter as now in effect;

            (i) Certificate of Trust of Franklin Templeton Money Fund Trust dated January 17, 1995
                  Filing: Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

            (ii) Agreement and Declaration of Trust of Franklin Templeton Money Fund Trust dated January 17, 1995
                  Filing: Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

      (2) copies of the existing By-Laws or instruments corresponding thereto;

            (i)   By-Laws of Franklin Templeton Money Fund Trust
                  Filing: Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

      (3) copies of any voting trust agreement with respect to more than 5 percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) copies of all instruments defining the rights of the holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable

      (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i) Administration Agreement between the Registrant and Franklin Advisers, Inc., on behalf of Franklin Templeton Money Fund II, dated May 1, 1995
                  Filing: Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

            (ii) Amendment dated August 1, 1995 to Administration Agreement between the Registrant and Franklin Advisers, Inc., on behalf of Franklin Templeton Money Fund II, dated May 1, 1995
                  Filing: Post-Effective Amendment No. 2 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: October 30, 1996

      (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Underwriting Agreement between the Registrant and Franklin/Templeton Distributors, Inc., dated May 1, 1995
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8)   copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 2 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: October 30, 1996

            (ii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 2 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: October 30, 1996

            (iii) Amendment dated May 7, 1997 to the Master Custody
                  Agreement dated February 16, 1996 between Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 3 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date:  October 29, 1997

            (iv) Amendment dated February 27, 1998 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
                  Filing: Post-Effective Amendment No. 4 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date:  August 21, 1998

            (v)   Foreign Custody Manager Agreement between the
                  Registrant and Bank of New York dated July 30, 1998

      (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            Not Applicable

      (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

            (i)   Opinion and consent of counsel dated August 18, 1998
                  Filing: Post-Effective Amendment No. 4 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date:  August 21, 1998

      (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act;

            (i)   Consent of Independent Auditors

      (12)  all financial statements omitted from Item 23;

            Not Applicable

      (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, advisor, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            (i)   Letter of Understanding dated April 13, 1995
                  Filing: Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            Not Applicable

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i)   Distribution Plan between the Registrant and
                  Franklin/Templeton Distributors, Inc., dated May 1, 1995
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

            (ii) Form of Class B Distribution Plan pursuant to Rule 12b-1 dated November 17, 1998

      (16) schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (which need not be audited).

            Not Applicable

      (17)  Power of Attorney

            (i)   Power of Attorney for Franklin Templeton Money    Fund
                  Trust dated January 17, 1995
                  Filing: Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

            (ii) Certificate of Secretary for Franklin Templeton Money Fund Trust dated January 17, 1995
                  Filing: Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date: August 31, 1995

            (iii) Power of Attorney for The Money Market Portfolios dated
                  June 16, 1998
                  Filing: Post-Effective Amendment No. 4 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date:  August 21, 1998

            (iv) Certificate of Secretary for The Money Market Portfolios dated June 16, 1998
                  Filing: Post-Effective Amendment No. 4 to
                  Registration Statement on Form N-1A
                  File No. 33-88924
                  Filing Date:  August 21, 1998

      (18) Copies of any Plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act.

            (i)   Form of Multiple Class Plan dated November 17, 1998

      (27)  Financial Data Schedule

            Not Applicable

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

            Not Applicable

ITEM 27  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Administration Agreement, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's administrator and the Master Fund's investment adviser, Franklin Advisers, Inc., ("Advisers") also serve as officers and/or directors or trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29  PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section
 31 (a) of the Investment Company Act of 1940 are kept by the Trust or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404-1585.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.



                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 22nd day of December, 1998.

                           FRANKLIN TEMPLETON MONEY FUND TRUST
                           (Registrant)

                           By: RUPERT H. JOHNSON, JR.*
                               Rupert H. Johnson, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RUPERT H. JOHNSON, JR.*                   Principal Executive Officer and
Rupert H. Johnson, Jr.                    Trustee
                                          Dated: December 22, 1998

MARTIN L. FLANAGAN*                       Principal Financial Officer
Martin L. Flanagan                        Dated: December 22, 1998

DIOMEDES LOO-TAM*                         Principal Accounting Officer
Diomedes Loo-Tam                          Dated: December 22, 1998

FRANK H. ABBOTT III*                      Trustee
Frank H. Abbott III                       Dated: December 22, 1998

HARRIS J. ASHTON*                         Trustee
Harris J. Ashton                          Dated: December 22, 1998

S. JOSEPH FORTUNATO*                      Trustee
S. Joseph Fortunato                       Dated: December 22, 1998

CHARLES B. JOHNSON*                       Trustee
Charles B. Johnson                        Dated: December 22, 1998

FRANK W.T. LAHAYE*                        Trustee
Frank W.T. LaHaye                         Dated: December 22, 1998

GORDON S. MACKLIN*                        Trustee
Gordon S. Macklin                         Dated: December 22, 1998


*By /s/ Larry L. Greene - Attorney-in-Fact
    (Pursuant to Power of Attorney previously filed)



                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Franklin Templeton Money Fund Trust and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 22nd day of December, 1998.

                                    THE MONEY MARKET PORTFOLIOS

                                    By: CHARLES E. JOHNSON*
                                        Charles E. Johnson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following trustees and officers of The Money Market Portfolios in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                     Trustee and Principal Executive Officer
Charles E. Johnson                      Dated: December 22, 1998

MARTIN L. FLANAGAN*                     Principal Financial Officer
Martin L. Flanagan                      Dated: December 22, 1998

DIOMEDES LOO-TAM*                       Principal Accounting Officer
Diomedes Loo-Tam                        Dated: December 22, 1998

FRANK H. ABBOTT III*                    Trustee
Frank H. Abbott III                     Dated: December 22, 1998

HARRIS J. ASHTON*                       Trustee
Harris J. Ashton                        Dated: December 22, 1998

ROBERT F. CARLSON                       Trustee
Robert F. Carlson                       Dated: December 22, 1998

S. JOSEPH FORTUNATO*                    Trustee
S. Joseph Fortunato                     Dated: December 22, 1998

CHARLES B. JOHNSON*                     Trustee
Charles B. Johnson                      Dated: December 22, 1998

RUPERT H. JOHNSON, JR.*                 Trustee
Rupert H. Johnson, Jr.                  Dated: December 22, 1998

FRANK W.T. LAHAYE*                      Trustee
Frank W.T. LaHaye                       Dated: December 22, 1998

GORDON S. MACKLIN*                      Trustee
Gordon S. Macklin                       Dated: December 22, 1998

*By /s/ Larry L. Greene - Attorney-in-Fact
    (Pursuant to Powers of Attorney previously filed)



                     FRANKLIN TEMPLETON MONEY FUND TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO. DESCRIPTION                               LOCATION

EX-99.B1(i)        Certificate of Trust dated January 17, 1995          *

EX-99.B1(ii)       Agreement and Declaration of Trust dated             *
                   January 17, 1995

EX-99.B2(i)        By-Laws                                              *

EX-99.B5(i)        Administration Agreement between the                 *
                   Registrant and Franklin Advisers, Inc., on behalf of Franklin Templeton Money Fund II, dated May 1, 1995

EX-99.B5(ii)       Amendment dated August 1, 1995 to                    *
                   Administration Agreement between the
                   Registrant and Franklin Advisers, Inc., on behalf of Franklin Templeton Money Fund II, dated May 1, 1995

EX-99.B6(i)        Underwriting Agreement between the Registrant        *
                   and Franklin/Templeton Distributors, Inc., dated May 1, 1995

EX-99.B6(ii)       Forms of Dealer Agreements between                Attached
                   Franklin/Templeton Distributors, Inc. and
                   Securities Dealers

EX-99.B8(i)        Master Custody Agreement between the                 *
                   Registrant and Bank of New York dated February
                   16, 1996

EX-99.B8(ii)       Terminal Link Agreement between the Registrant       *
                   and Bank of New York dated February 16, 1996

EX-99.B8(iii)      Amendment dated May 7, 1997 to the Master            *
                   Custody Agreement dated February 16, 1996 between Registrant and Bank of New York

EX-99.B8(iv)       Amendment dated February 27, 1998 to Master          *
                   Custody Agreement dated February 16, 1996 between Registrant and Bank of New York

EX-99.B8(v)        Foreign Custody Manager Agreement between the     Attached
                   Registrant and Bank of New York dated July 30,
                   1998

EX-99.B10(i)       Opinion and consent of counsel dated August          *
                   18, 1998

EX-99.B11(i)       Consent of Independent Auditors                   Attached

EX-99.B13(i)       Letter of Understanding dated April 13, 1995         *

EX-99.B15(i)       Distribution Plan pursuant to Rule 12b-1             *
                   between the Registrant and Franklin/Templeton
                   Distributors, Inc., dated May 1, 1995

EX-99.B15(ii)      Form of Class B Distribution Plan pursuant        Attached
                   to Rule 12b-1 dated November 17, 1998

EX-99.B17(i)       Power of Attorney for Franklin Templeton Money       *
                   Fund Trust dated January 17, 1995

EX-99.B17(ii)      Certificate of Secretary for Franklin                *
                   Templeton Money Fund Trust dated January 17,
                   1995

EX-99.B17(iii)     Power of Attorney for The Money Market               *
                   Portfolios dated June 16, 1998

EX-99.B17(iv)      Certificate of Secretary for The Money Market        *
                   Portfolios dated June 16, 1998

EX-99.B18(i)       Form of Multiple Class Plan dated                 Attached
                   November 17, 1998

* Incorporated by Reference